Shareholder Report, Average Annual Return (Details) ITIK_MassMutual Mid Cap Growth Fund_Administrative Class_TSR Annual {Administrative Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Without Sales Load [Member] | Administrative Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrative Class - without sales charge
Average Annual Return, Percent	3.61%	6.78%	10.09%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.41%	15.74%	14.71%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent	22.02%	11.26%	13.37%